Basis of Presentation:	9 Months Ended
Sep. 30, 2014
GENERAL ORGANIZATION AND BUSINESS [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]
Note 2 – Basis of Presentation:

The accompanying unaudited condensed financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America in accordance with the rules and regulations of the U.S. Securities and Exchange Commission for interim financial information. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. Results for the nine-month period ended September 30, 2014 are not necessarily indicative of the results that may be expected for the year ending December 31, 2014.